Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 3, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Communications Fund, DWS RREEF Real Estate Securities Fund, and DWS RREEF Global Real Estate Securities Fund (collectively, the “Funds”), each a series of DWS Securities Trust (the “Trust”) (Reg. Nos. 002-36238, 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 116 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on April 27, 2012.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray